SHARE CAPITAL	12 Months Ended
Dec. 31, 2021
SHARE CAPITAL.
SHARE CAPITAL

16.     SHARE CAPITAL

In August 2021, pursuant to a special resolution at a general meeting of its shareholders, the Company:

-	made a 1-for-2,500 split of its ordinary shares;
-	increased the authorized share capital by the creation of additional 121,625,000 ordinary shares of EUR 0.0004 each; and
-	issued and allotted 56,797,500 fully paid ordinary shares of EUR 0.0004 each to its existing shareholders on a pro rata basis.

All shares, per share amounts and related information in these consolidated financial statements have been retroactively adjusted, where applicable, to reflect the impact of the share split and pro rata allotment of ordinary shares issued (collectively, the “share split”). The retroactive adjustment was first applied within the prior year consolidated financial statements.

	Authorized		Issued and fully paid
	December 31,	December 31,	December 31,	December 31,
Number of shares	2021	2020	2021	2020
Ordinary shares of EUR 0.0004 each	130,000,000	66,366,961	69,871,511	59,433,100
	130,000,000	66,366,961	69,871,511	59,433,100

	Number of	Share	Share
	ordinary shares	capital	premium
At January 1, 2020	59,433,100	—	125
At December 31, 2020	59,433,100	—	125
Issue of shares in the private placement	5,566,900	—	2,291
Issue of shares in the IPO	4,042,400	—	4,624
Issue of shares under the phantom share program (Note 18)	829,111	—	966
Effect arising from the share split	—	2	—
Transaction costs	—	—	(392)
At December 31, 2021	69,871,511	2	7,614

In February 2021, the Company issued 5,566,900 ordinary shares to the existing and new shareholders and received 2,265 in cash.

In November 2021, the Company issued 4,042,400 ordinary shares, represented by the ADSs, in the IPO on the NYSE. The Company received 4,255 in net proceeds from the IPO after deducting underwriting fees and other transaction costs.